Impairment Charges and Reversals - Additional Information (Detail)				3 Months Ended			12 Months Ended
	Dec. 31, 2020 CAD ($)	Sep. 30, 2020 CAD ($) $ / bbl	Mar. 31, 2020 CAD ($)	Dec. 31, 2020 CAD ($)	Mar. 31, 2020 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
Goodwill impairments					$ 0		$ 0	$ 0
Exploration Expense							91,000,000	82,000,000	$ 2,123,000,000
E&E Asset [Member]
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
Exploration Expense							$ 91,000,000	82,000,000
PP&E [Member]
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
CGU Impairments								52,000,000
Discounted Cash Flow [Member]
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
Discounted future cash flows, discount rate	10.00%			10.00%			10.00%
Discounted future cash flows, inflation rate	2.00%			2.00%			2.00%
Refining Commodity Price Assumptions [Member] | 2035 [Member]
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
Average Annual Increase Thereafter		2.00%
Bottom of Range [Member] | Discounted Cash Flow [Member]
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
Discounted future cash flows, discount rate	10.00%			10.00%			10.00%
Top of Range [Member] | Discounted Cash Flow [Member]
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
Discounted future cash flows, discount rate	15.00%			15.00%			15.00%
CGUs [Member]
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
CGU Impairments								0	0
Borger Cash Generating Unit [Member]
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
Recoverable amount		$ 692,000,000
Wood River Cash Generating Units
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
CGU Impairments	$ 0	$ 0
WTI to West Texas Sour [Member] | Bottom of Range [Member] | Refining Commodity Price Assumptions [Member] | 2021 to 2022 [Member]
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
Average Price | $ / bbl		36.36
WTI to West Texas Sour [Member] | Bottom of Range [Member] | Refining Commodity Price Assumptions [Member] | 2023 to 2025 [Member]
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
Average Price | $ / bbl		49.66
WTI to West Texas Sour [Member] | Top of Range [Member] | Refining Commodity Price Assumptions [Member] | 2021 to 2022 [Member]
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
Average Price | $ / bbl		50.84
WTI to West Texas Sour [Member] | Top of Range [Member] | Refining Commodity Price Assumptions [Member] | 2023 to 2025 [Member]
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
Average Price | $ / bbl		58.74
WTI to West Texas Sour DIFFERENTIAL [Member] | Bottom of Range [Member] | Refining Commodity Price Assumptions [Member] | 2021 to 2022 [Member]
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
Average Price | $ / bbl		0.37
WTI to West Texas Sour DIFFERENTIAL [Member] | Bottom of Range [Member] | Refining Commodity Price Assumptions [Member] | 2023 to 2025 [Member]
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
Average Price | $ / bbl		1.21
WTI to West Texas Sour DIFFERENTIAL [Member] | Top of Range [Member] | Refining Commodity Price Assumptions [Member] | 2021 to 2022 [Member]
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
Average Price | $ / bbl		1.73
WTI to West Texas Sour DIFFERENTIAL [Member] | Top of Range [Member] | Refining Commodity Price Assumptions [Member] | 2023 to 2025 [Member]
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
Average Price | $ / bbl		1.81
Group 3 Forward Market Crack Spread [Member] | Bottom of Range [Member] | Refining Commodity Price Assumptions [Member] | 2021 to 2022 [Member]
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
Average Price | $ / bbl		11.56
Group 3 Forward Market Crack Spread [Member] | Bottom of Range [Member] | Refining Commodity Price Assumptions [Member] | 2023 to 2025 [Member]
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
Average Price | $ / bbl		11.79
Group 3 Forward Market Crack Spread [Member] | Top of Range [Member] | Refining Commodity Price Assumptions [Member] | 2021 to 2022 [Member]
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
Average Price | $ / bbl		13.23
Group 3 Forward Market Crack Spread [Member] | Top of Range [Member] | Refining Commodity Price Assumptions [Member] | 2023 to 2025 [Member]
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
Average Price | $ / bbl		16.58
Railcar CGUs [Member]
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
CGU Impairments			$ 3,000,000
Conventional [Member]
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
Exploration Expense							$ 82,000,000	64,000,000	2,117,000,000
Conventional [Member] | E&E Asset [Member]
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
Exploration Expense							82,000,000	64,000,000	2,100,000,000
Conventional [Member] | PP&E [Member]
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
CGU Impairments							4,000,000
Conventional [Member] | Clearwater CGU [Member]
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
CGU Impairments									100,000,000	$ 56,000,000
Recoverable amount						$ 761,000,000			761,000,000
Reversed of impairment loss						$ 132,000,000
Conventional [Member] | CGUs [Member]
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
CGU Impairments				$ 240,000,000	$ 315,000,000
Refining and Marketing [Member] | Borger Cash Generating Unit [Member]
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
CGU Impairments		$ 450,000,000
Oil Sands [Member]
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
Exploration Expense							9,000,000	18,000,000	$ 6,000,000
Oil Sands [Member] | E&E Asset [Member]
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
Exploration Expense							9,000,000	$ 18,000,000
Oil Sands [Member] | PP&E [Member]
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
CGU Impairments							$ 48,000,000